Derivative Instruments and Hedging Activities Outstanding Commodity Hedge Contracts (Details)	Sep. 30, 2016 T lb	Sep. 30, 2015 T lb
Copper [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount | lb	5,849,000	14,648,000
Lead [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	5,185	6,785
Aluminum [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	2,620	5,700
Tin [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	185	2,080